Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 7 – Goodwill and Intangible Assets

The Company reviews goodwill for impairment on a reporting unit basis on December 31 of each year and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. The Company noted that the carrying amount of Goodwill for the period ended March 31, 2023 (Successor) was $44,122 thousand, which was entirely due to the business combination noted in Note 3. The Company did not have any goodwill for the period ended March 14, 2023 (Predecessor) and the year ended December 31, 2022 (Predecessor).

Goodwill consisted of the following (in thousands):

Acquisition	Amount
Balance as of March 14, 2023	$-
Acquisition of Legacy CXApp	44,122
Balance as of March 31, 2023	$44,122

Intangible assets consisted of the following (in thousands):

	March 31, 2023 (Successor)				December 31, 2022 (Predecessor)
	Weighted Average Remaining Useful Life (Years)	Gross Amount	Accumulated Amortization	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
Trade Name/Trademarks	7 years	$3,294	$(20)	$3,274	$2,183	$(725)	$1,458
Customer Relationships	5 years	5,604	(47)	5,557	6,401	(1,765)	4,636
Developed Technology	10 years	9,268	(38)	9,230	15,179	(3,398)	11,781
Non-compete Agreements		-	-	-	3,150	(1,736)	1,414
Patents and Intellectual Property	10 years	2,703	(11)	2,692	-	-	-
Totals		$20,869	$(116)	$20,753	$26,913	$(7,624)	$19,289

Aggregate Amortization Expense:

Aggregate amortization expense for the period ended March 31, 2023 (Successor), period ended March 14, 2023 (Predecessor) and three months ended March 31, 2022 (Predecessor) was $116 thousand, $806 thousand and $975 thousand, respectively.

Future amortization expense on intangible assets is anticipated to be as follows (in thousands):

For the Years Ending December 31,	Amount
2023	$2,091
2024	2,788
2025	2,788
2026	2,788
2027	2,788
2028 and thereafter	7,510
Total	$20,753